Financial Instruments and Risk Management - Schedule of classified financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Assets
Digital currencies	$ 260,806	$ 161,645
Investments	30,700	6,974	$ 2,866
Total assets	478,587	307,582
Liabilities
Convertible loan - derivative component	13	120
Total liabilities	44,227	47,890
Level 1 of fair value hierarchy [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	27,568	5,356
Total assets	27,568	5,356
Liabilities
Convertible loan - derivative component	0	0
Total liabilities	0	0
Level 2 of fair value hierarchy [Member]
Assets
Cash	9,845	9,678
Digital currencies	260,806	161,645
Investments	0	0
Total assets	270,651	171,323
Liabilities
Convertible loan - derivative component	0	0
Total liabilities	0	0
Level 3 of fair value hierarchy [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	3,132	1,618
Total assets	3,132	1,618
Liabilities
Convertible loan - derivative component	13	120
Total liabilities	$ 13	$ 120